UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or
Quarter Ended:-
-2012
Check here if Amendment [  ];
Amendment Number:  ______
This Amendment (Check only one.
): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager
 Filing this Report:
Name: Bedlam Asset Management plc
 Address: 20 Abchurch
Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-_______
_____
The institutional investment
manager filing this report
and the person by whom it is
signed hereby represent that
the person
signing the report is authorized
to submit it, that all
information contained herein is
true, correct and complete,
and that it is understood that
all required items,
statements, schedules, lists,
and tables, are considered
integral parts of this form.
Person Signing this Report on Behalf
 of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of
 Signing:
______________________________
______  London, U.K.
-201
[Signature]       [City, State]
  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.  (Check
 here if all holdings of
this reporting manager are reported
 in this report.) [ ]
13F NOTICE. (Check here if no
holdings reported are in this
report, and all holdings are
reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (
Check here if a portion of the
 holdings for this reporting
 manager are reported in this
report and a portion are reported
 by other reporting manager(s)
..)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
 __________0___________ Form
 13F Information Table Entry Total:
 _________2____________
 Form 13F Information Table Value
 Total: _____ ,
____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s)
 and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
FORM 13F INFORMATION TABLE
COLUMN 1  COLUMN 2  COLUMN 3  COLUMN
4  COLUMN 5  COLUMN 6
COLUMN 7  COLUMN 8
NAME OF ISSUER  TITLE OF CLASS  CUSIP
 VALUE (x$1000)  SHRS
OR PRN AMT  SH/ PRN  PUT/ CALL
INVESTMENT DISCRETION  OTHER
MANAGER  SOLE SHARED NONE VOTING
 AUTHORITY

AGCO CORP  COM  001084 10 2  10,811
220,097  SH  SOLE  220,097
BRISTOL MYERS SQUIBB CO  COM  110122
10 8  18,077  554,687
SH  SOLE  554,687
CELGENE CORP  COM  151020 10 4  9,676
  122,921  SH  SOLE
122,921
CHECKPOINT SYS INC  COM  162825 10 3
 10,664  223,847  SH
SOLE  223,847
CINEMARK HOLDINGS INC  COM  17243V 10 2
  739  28,428  SH
SOLE  28,428
DREAMWORKS ANIMATION SKG INC  CL A
26153C 10 3  7,810
471,348  SH  SOLE  471,348
GOLDCORP INC NEW  COM  380956 40 9
12,407  338,060  SH
SOLE  338,060
MEDTRONIC INC  COM  585055 10 6  12,716
  309,995  SH
SOLE  309,995
MOSAIC CO NEW  COM  617700 10 9  12,969
  229,011  SH
SOLE  229,011
PENTAIR INC  COM  709631 10 5  14,286
290,655  SH
SOLE  290,655
PFIZER INC  COM  717081 10 3  16,077
641,036  SH
SOLE  641,036
SHFL ENTMT INC  COM  78423R 10 5  10,070
 694,478
SH  SOLE  694,478
SOUTHWESTERN ENERGY CO  COM  845467 10 9
 9,496  284,241
SH  SOLE  284,241
TYCO INTERNATIONAL LTD  SHS  H89128 10 4
10,014
342,355  SH  SOLE  342,355
ULTRA PETROLEUM CORP  COM  903914 10 9
8,591  473,867  SH
SOLE  473,867
WOLVERINE WORLD WIDE INC  COM  978097 10 3
 7,493
182,839  SH  SOLE  182,839
YAMANA GOLD INC  COM  98462Y 10 0  11,415
663,300  SH  SOLE
 663,300
KIMBERLY CLARK CORP  COM  494368 10 3  529
6,264  SH  SOLE
 6,264
MARKET VECTORS ETF TR  VIETNAM ETF  57060U
76 1  196  10,866
SH  SOLE  10,866
WD-40 CO  COM  929236 10 7  275  5,829  SH
 SOLE  5,829
SANOFI-SYNTHELABO SPONSORED ADR  SPONSORED
 ADR  80105N 10 5
727  15,349  SH  SOLE  15,349
SILVER WHEATON CORP  COM  828336 10 7  474
 13,147  SH  SOLE
 13,147
SMITH & NEPHEW PLC  SPDN ADR NEW  83175M
20 5  346  6,242  SH
 SOLE  6,242
SYNGENTA AG  SPONSORED ADR  87160A 10 0
 347  4,290  SH  SOLE
  4,290